OPERATING LEASE RIGHT OF USE ASSET AND LEASE LIABILITIES (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating lease	$ (126,686)	$ (20,169)
Right of use assets obtained in exchange for operating lease liabilities	$ 55,730	$ 41,090
Remaining lease term for operating lease (years)	4 years	2 years
Weighted average discount rate for operating lease	6.40%	5.40%